Corporate Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Corporate Overview
1.	Corporate overview:

Overview

The accompanying unaudited condensed financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology), have been prepared by the Company without audit. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of March 31, 2015, and for all periods presented, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the Securities and Exchange Commission (“SEC”) rules and regulations. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2014, which are included in the Company’s 2014 Annual Report on Form 10-K, filed with the SEC on February 13, 2015 (the “2014 Annual Report”). The accompanying condensed balance sheet at December 31, 2014 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for complete financial statements.

As used herein, the term “Common Stock” means the Company’s common stock, $0.0001 par value per share.

The results of operations for the three month period ended March 31, 2015 are not necessarily indicative of results that may be expected for any other interim period or for the full fiscal year. Readers of this Quarterly Report are strongly encouraged to review the risk factors relating to the Company which are set forth in the 2014 Annual Report and our other filings with the SEC.

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities of the Company in the normal course of business. If the Company is unable to raise required funding to continue to pursue its business plan, it may have to cease operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Nature of the Business and Background

The Company is a biopharmaceutical company that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers. The Company’s preliminary focus is on the development of therapies for skin, lung and prostate cancers in the United States of America (“U.S.”) market, with the first indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome (also known as Gorlin Syndrome). The Company’s proposed therapy is based upon the use of SUBA-Itraconazole, a patented, oral formulation of the currently marketed anti-fungal drug itraconazole. The Company believes that the dosing of oral capsules of this formulation can affect the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole has been approved by the U.S. Food and Drug Administration (“FDA”) for, and has been extensively used to treat, fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole and has applied for patents to cover the Company’s inventions.

Mayne Pharma Supply and License Agreement

On September 3, 2013, the Company entered into an exclusive Supply and License Agreement (the “Supply and License Agreement”) with Mayne Pharma International Pty Ltd., a company incorporated in Australia (“MPI”), pursuant to which MPI agreed to: (i) supply the Company with its patented formulation of the drug itraconazole in a particular dose formulation (the “Product”) for the treatment of human patients with cancer via oral administration (the “Field”) (with the initial areas of investigation being skin, lung and prostate cancer) in the United States (the “Territory”), (ii) provide the Company with an exclusive license to use and develop the intellectual property related to the Product in the Field and in the Territory and (iii) participate in a joint development committee with the Company to clinically develop the Product in the Field and in the Territory. The Company expects to pursue the development of the Product for treatment of a variety of cancers (initially basal cell carcinoma in patients with Gorlin Syndrome) with a focus on clinical development, seeking regulatory approvals and, if regulatory approval is obtained, marketing in the U.S.

Subject to earlier termination if certain conditions (“Conditions”) were not met (which Conditions were subsequently eliminated as described further below), the term of the Supply and License Agreement was until the later of: (i) 10 years from the target launch date of the Product for the treatment of human patients with cancer via oral administration or (ii) the date on which all issued patents of MPI or any of its affiliates referred to in the Supply and License Agreement had lapsed or expired. The Company entered into Amendment No. 1 and Amendment No. 2 to the Supply and License Agreement (the “Amended Supply and License Agreement”) with MPI to extend the date by which the Conditions were to be met to May 30, 2014.

On June 24, 2014, the Company and Mayne Pharma Ventures Pty Ltd (“Mayne Pharma”), an Australian company and assignee of MPI’s rights, along with Nicholas J. Virca, the Company’s President and Chief Executive Officer (“Virca”), Frank O’Donnell, Jr., M.D., the Company’s Executive Chairman (“O’Donnell”) and HPLLC, consummated a series of related transactions to fulfill the Conditions in a manner mutually acceptable to the Company and Mayne Pharma. In connection therewith, the Company and Mayne Pharma entered into, among other agreements, an Amended and Restated Supply and License Agreement as of June 24, 2014 (the “Amended and Restated Supply and License Agreement”) principally to eliminate the Conditions and related early termination rights of Mayne Pharma.

1.	Corporate overview:

Overview

The accompanying audited financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology) as successor to Commonwealth Biotechnologies, Inc., a Virginia corporation (“CBI”), have been prepared by the Company as a going concern.

As used herein, the term “Common Stock” means the Company’s common stock, $0.0001 par value per share.

Nature of the Business

The Company is a biopharmaceutical company that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers. The Company’s preliminary focus is on the development of therapies for skin, lung and prostate cancers in the U.S. market, with the first indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome (also known as Gorlin Syndrome). The Company’s proposed therapy is based upon the use of SUBA-Itraconazole, which is a patented, oral formulation of the currently marketed anti-fungal drug itraconazole. The Company believes that the dosing of oral capsules of this formulation can affect the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole is FDA approved for, and extensively used to, treat fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole and has applied for patents to cover the Company’s inventions.

Pre-Bankruptcy and Emergence from Bankruptcy

CBI was a specialized life sciences outsourcing business that offered certain peptide-based discovery chemistry and biology products and services. On January 20, 2011, CBI filed a voluntary petition captioned In re Commonwealth Biotechnologies, Inc., Case No. 11-30381-KRH (the “Chapter 11 case”) in the United States Bankruptcy Court for the Eastern District of Virginia (the “Bankruptcy Court”) seeking relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”).

On August 12, 2013, in furtherance of CBI’s emergence from bankruptcy as described further below, CBI effected a “short-form” reincorporation merger with HPPI, a newly created and wholly owned Delaware subsidiary of CBI, pursuant to which CBI merged with and into HPPI, with HPPI surviving the merger and with the effect of CBI becoming reincorporated as a Delaware corporation and changing its corporate name. Each outstanding share of CBI was converted into one share of HPPI. HPPI’s Certificate of Incorporation (and thus the Certificate of Incorporation of the surviving company) authorizes the issuance of up to 340,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share. The par value of the common stock was changed from no par value to $0.0001, which par value is customary for newly formed Delaware corporations.

As described further below, the Company’s present business is the development of the currently-marketed drug itraconazole (currently approved by the U.S. Food and Drug Administration (the “FDA”) as an anti-fungal agent) for the treatment of certain cancers.

On January 4, 2013, CBI filed an Amended Plan of Reorganization (the “Plan”) with the Bankruptcy Court. The Plan was approved by a vote of creditors and CBI stockholders on March 21, 2013. CBI received an auction fee of $30,000 from Hedgepath, LLC, a Florida limited liability company, (which fee was a binding, irrevocable offer for the purchase of a portion of CBI’s equity interests) in addition to the contribution of Assets as described below. Hedgepath, LLC was the winning bidder for CBI, which is more fully described below in Post-Bankruptcy Business of HPPI-General. This auction fee was recognized as an increase in additional paid-in capital when the Contribution Agreement (as defined below) became effective.

On March 29, 2013, the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Plan pursuant to Chapter 11 of the Bankruptcy Code. Under the terms of the Plan, and pursuant to the Contribution Agreement (as described further below), Hedgepath, LLC contributed and assigned the Assets (as such term is defined below) to HPPI, as the reorganized debtor, in exchange for the right to receive 90% of the then fully diluted voting equity in HPPI (in the form of the Series A Preferred Stock) on the date of issuance, with the prior stockholders of CBI retaining approximately 10% voting equity in HPPI, represented by 100% of the issued and outstanding shares of Common Stock.

Contribution Agreement

On August 13, 2013, the Company entered into a Contribution Agreement, dated as of August 13, 2013 (the “Contribution Agreement”), by and between the Company and Hedgepath, LLC (“HPLLC”) pursuant to which, and subject to the terms and conditions contained therein, in exchange for the right to receive 170,001 shares of the Company’s newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”), representing 90% of the fully diluted voting securities of the Company as of the date of issuance (or 170,000,739 shares of Common Stock on an as converted basis), Hedgepath, LLC contributed and/or assigned various assets and contract rights to the Company associated with the going forward business of the Company (collectively, the “Assets”) to the Company as described below.

(i)	U.S. Provisional Patent Application 61-813,122, “Prostate-Specific Antigen as Biomarker for Hedgehog Pathway Inhibitor Treatment and Prognostic Monitoring of Prostate Cancer” (previously assigned to Hedgepath, LLC by Dr. Frank E. O’Donnell, Jr. and Nicholas J. Virca, as inventors);

(ii)	U.S. Provisional Patent Application 61-813,823, “Treatment and Prognostic Monitoring of Cancer Using Hedgehog Pathway Inhibitors” (previously assigned to Hedgepath, LLC by Dr. Frank E. O’Donnell, Jr. and Nicholas J. Virca, as inventors);

(iii)	Assignment of Patents, dated November 1, 2012, by Dr. Frank E. O’Donnell, Jr. in favor of Hedgepath, LLC;

(iv)	Assignment of Patents, dated November 1, 2012, by Nicholas J. Virca in favor of Hedgepath, LLC;

(v)	Consulting Agreement, dated and effective as of September 1, 2012, by and between HPPI (as successor to Hedgepath, LLC) and Emmanuel Antonarakis, MD (“Antonarakis”).

(vi)	Confidentiality and Intellectual Property Assignment Agreement, dated and effective September 1, 2012, between Antonarakis and HPPI (as successor to Hedgepath, LLC), which includes all intellectual property, know-how and other assets assigned to Hedgepath, LLC by Antonarakis under such agreement.

(vii)	Consulting Agreement, effective as of April 11, 2013, by and between Hedgepath, LLC and Arianne Consulting, Inc. (“Arianne”); and

(viii)	Confidentiality and Intellectual Property Assignment Agreement, dated and effective April 11, 2013, between Arianne and Hedgepath, LLC, which includes all intellectual property, know-how and other assets assigned to Hedgepath, LLC by Arianne under such agreement.

The Contribution Agreement was entered into to carry out the purposes and intent of the Plan filed by CBI and confirmed by the Bankruptcy Court in connection with the Chapter 11 case.

Hedgepath, LLC is a development stage pharmaceutical company. Since its formation in late 2011, Hedgepath, LLC has sought, among other pharmaceutical business opportunities, to acquire technology rights and to conduct activities related to the development of the currently-marketed drug itraconazole (currently FDA approved as an anti-fungal agent) for the treatment of certain cancers (the “Itra Business Opportunity”). Hedgepath, LLC had expended approximately $0.1 million acquiring assets and developing the ITRA Business Opportunity including approximately $82,500 on technical and medical consulting and $15,000 on option fees related to intellectual property agreement that has since expired.

In accordance with the Plan, and as a result of the transactions contemplated by the Contribution Agreement, from and after August 13, 2013, HPPI has been engaged in the Itra Business Opportunity. The Assets contributed to the Company by Hedgepath, LLC represent the assets and rights heretofore developed or acquired by Hedgepath, LLC related to the Itra Business Opportunity, and by virtue of the Contribution Agreement, the Company acquired all of Hedgepath, LLC’s right, title and interest in and to the Assets.

As part of the Contribution Agreement, Hedgepath, LLC, which owned a certain claim against CBI in the amount of $52,500, payable to a third party service provider, contributed such claim to the Company. HPPI has agreed to issue to such service provider a number of restricted shares of its Common Stock to be determined based on the valuation of the shares to be issued to purchasers in connection with HPPI’s planned $5 million offering of securities as described in the Plan. Such shares of Common Stock are to be issued to such service provider within five (5) business days of the final determination of such valuation (as memorialized in the final transaction documentation for such offering).

Hedgepath, LLC did not contribute any of its liabilities to the Company in connection with the Contribution Agreement, and retained all of its assets other than those related to the Itra Business Opportunity.

In conjunction with the execution of the Contribution Agreement, the Company has expensed, as in-process research and development cost, approximately $1.0 million. The value was calculated by taking 90% of the market capitalization on the date the assets were contributed to reflect the 90% ownership exchanged for the assets contributed by Hedgepath, LLC.

Mayne Pharma Supply and License Agreement

On September 3, 2013, the Company entered into an exclusive Supply and License Agreement (the “Supply and License Agreement”) with Mayne Pharma International Pty Ltd., a company incorporated in Australia (“MPI”), pursuant to which MPI agreed to: (i) supply the Company with its patented formulation of the drug itraconazole, in a particular dose formulation (the “Product”) for the treatment of human patients with cancer via oral administration (the “Field”) (with the initial areas of investigation being skin, lung and prostate cancer) in the United States (the “Territory”), (ii) provide the Company with an exclusive license to use and develop the intellectual property related to the Product in the Field and in the Territory and (iii) participate in a joint development committee with the Company to clinically develop the Product in the Field and in the Territory. The Company expects to pursue the development of the Product for treatment of a variety of cancers (initially basal cell carcinoma in patients with Gorlin Syndrome) with a focus on clinical development, seeking regulatory approvals and, if regulatory approval is obtained, marketing in the United States.

Subject to earlier termination if certain conditions (“Conditions”) were not met (which Conditions were subsequently eliminated as described further below), the term of the Supply and License Agreement shall last until the later of: (i) 10 years from the target launch date of the Product for the treatment of human patients with cancer via oral administration or (ii) the date on which all issued patents of MPI or any of its affiliates referred to in the Supply and License Agreement have lapsed or expired. The Company entered into Amendment No. 1 and Amendment No. 2 to the Supply and License Agreement (the “Amended Supply and License Agreement”) with MPI to extend the date by which the Conditions were to be met from December 16, 2013 to June 30, 2014.

On June 24, 2014, the Company and Mayne Pharma Ventures Pty Ltd (“Mayne Pharma”), an Australian company and assignee of MPI’s rights, along with Nicholas J. Virca, the Company’s President and Chief Executive Officer (“Virca”), Frank O’Donnell, Jr., M.D., the Company’s Executive Chairman (“O’Donnell”) and HPLLC, consummated a series of related transactions to fulfill the Conditions in a manner mutually acceptable to the Company and Mayne Pharma. In connection therewith, the Company and Mayne Pharma entered into an Amended and Restated Supply and License Agreement as of June 24, 2014 (the “Amended and Restated Supply and License Agreement”) principally to eliminate the Conditions and related early termination rights of Mayne Pharma.

Mayne Pharma Securities Purchase Agreement

On June 24, 2014, the Company and Mayne Pharma entered into a Securities Purchase Agreement (the “Mayne Purchase Agreement”). Pursuant to the Mayne Purchase Agreement, the Company (i) issued 258,363 shares of Series A Preferred Stock (the “Mayne Series A Shares”) and (ii) issued, upon closing of a separate Securities Purchase Agreement, dated June 24, 2014 (as described further below, the “HPLLC Purchase Agreement”) by and between the Company and HPLLC, a warrant to purchase 10,250,569 shares of Common Stock (the “Mayne Make-Up Warrant”). The Mayne Series A Shares converted into 87,843,897 shares of Common Stock on August 14, 2014 pursuant to the terms of the Equity Holders Agreement (discussed below) and in accordance with the terms of the Series A Preferred Stock. The Mayne Make-Up Warrant has an exercise price of $0.0878 per share and may be exercised at any time, from time to time, by Mayne Pharma prior to the expiration on June 24, 2019. In conjunction with the execution of the Mayne Purchase Agreement, the Company has expensed, as in-process research and development costs, approximately $1.9 million for the fair value of the preferred stock and warrant issued. The value of the issued stock was calculated by taking approximately 42% of the market capitalization on the date the agreement was entered into to reflect the 42% ownership exchanged for entering into the agreement. The value of the warrant was calculated by using the Black-Scholes valuation model that uses assumptions for expected volatility (104.9%), expected dividends (none), expected term (5 years), and risk-free interest rate (1.7%). Expected volatilities are based on historical volatilities of peer companies. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of the grant for the period of the expected term.

HPLLC Purchase Agreement

On June 24, 2014, the Company and HPLLC entered into the HPLLC Purchase Agreement, pursuant to which the Company sold HPLLC 20,000,000 shares of Common Stock at a purchase price of $0.075 per share for an aggregate purchase price of $1,500,000, which monies were funded in monthly installments through December 2014 pursuant to the promissory note (the “HPLLC Note”) issued by HPLLC to the Company on June 24, 2014. Funds received under this transaction are being used by the Company for research and development as well as for general and administrative expenses.

Equity Holders Agreement

On June 24, 2014, in fulfillment of one of the Conditions of the Supply and License Agreement, and as a condition of the Mayne Purchase Agreement and in consideration for Mayne Pharma not exercising its right to terminate the Supply and License Agreement, the Company, Mayne Pharma, HPLLC, O’Donnell and Virca (together, the “Equity Holder Parties”) entered into an Equity Holders Agreement (the “Equity Holders Agreement”). The Equity Holders Agreement governs the rights and obligations of each of the parties as they pertain to the Company’s securities and to the present and future governance of the Company. Pursuant to the Equity Holders Agreement:

•	Mayne Pharma and HPLLC each agreed not to offer, pledge, sell, contract to sell, swap or enter into any other transfer arrangement any of their Company securities until June 24, 2015 (the “Lock-Up Period”) without prior written consent of the other Equity Holder Parties, except for in limited circumstances as described in the Equity Holders Agreement;

•	Mayne Pharma and HPLLC each agreed that on August 14, 2014 (or within 2 business days thereafter) each would convert all of its Series A Preferred Stock into shares of Common Stock at a rate of 1 for 340 shares of Common Stock, notwithstanding any prior contractual conversion arrangements. Subsequently, on August 14, 2014, all 500,000 shares of Series A Preferred Stock converted into 170,000,739 shares of Common Stock of the Company;

•	Mayne Pharma, HPLLC, Virca and O’Donnell each agreed that during the Lock-Up Period none of them will own greater than 49.5% of the Common Stock of the Company on a fully-diluted basis (such ownership to include individual and affiliate ownership) and that after the Lock-Up Period and until June 24, 2019, each of the Equity Holder Parties will provide written notice to each of the other Equity Holder Parties if their ownership (together with affiliates) exceeds, or is going to exceed, 49.5%;

•	Mayne Pharma and its affiliates (the “Mayne Pharma Group”) have been granted a right of first refusal to purchase a pro rata share of any new securities issued by the Company, such pro rata share to be determined based upon the number of shares of Common Stock held by Mayne Pharma Group on a fully diluted basis as compared to the number of shares of Common Stock outstanding immediately prior to the offering of the new securities on a fully diluted basis;

•	Mayne Pharma has been granted the right until June 24, 2016 to introduce accredited investors to the Company to participate in a private offering of the Company’s securities (with some exceptions as described in the Equity Holders Agreement). In the event that the Company contemplates a private offering of its securities, such accredited investors introduced by Mayne Pharma to have the right to participate in up to 50% of the private offering;

•	Mayne Pharma has the right to immediately designate one director to the Company’s Board of Directors (the “Board”) and to designate a second director if the size of the Board is increased to seven directors until the earlier to occur of: (i) the date that the Amended and Restated Supply and License Agreement is terminated or expires, or (ii) the date on which the Mayne Pharma Group ceases to own ten percent (10%) or more of the issued and outstanding Common Stock on a fully diluted basis (the “Voting Rights Termination Date”);

•	The Equity Holder Parties agree that if HPLLC fails to satisfy certain performance goals, defaults under the HPLLC Note, or breaches any provisions of the HPLLC Note then the Company has the right to declare that 17,647 shares of Series A Preferred Stock (or the Common Stock equivalent upon conversion thereof) be forfeited and Mayne Pharma has the right to purchase such forfeited shares; and

•	The Equity Holder Parties agree that if HPLLC defaults under the HPLLC Note or breaches any provisions of the HPLLC Note, then Mayne Pharma has the right to demand the resignation of O’Donnell. As of December 31, 2014, no such default or breach occurred and the note was satisfied in full.

In addition to the foregoing, the Equity Holder Parties also agreed that the Company would seek to meet certain goals for the commercialization of the Product (the “Commercialization Goals”) and certain funding goals for the Company (the “Funding Goals”). In the event that the Company fails to achieve the Commercialization Goals or the Funding Goals, Mayne Pharma has the right to demand the resignation of O’Donnell and/or Virca from their positions with the Company. In the event that O’Donnell or Virca do not submit their resignations in a timely manner, Mayne Pharma can terminate the Amended and Restated Supply and License Agreement.

Additionally, if the Commercialization Goals are not achieved, the Company has the right to declare that HPLLC forfeit 17,647 shares of Series A Preferred Stock (now equal to approximately six million shares of Common Stock following the conversion of the Series A Preferred Stock in August 2014).

If O’Donnell or Virca are required to resign pursuant to the Equity Holders Agreement, then, notwithstanding the Employment Agreement between the Company and Virca or the Executive Chairman Agreement between the Company and O’Donnell, no severance, compensation, consideration or other payment will be due or payable in connection therewith and O’Donnell or

Virca, as the case may be, will forfeit all then unvested options, warrants, restricted stock units, or other right to acquire

Common Stock (or securities convertible into Common Stock) and will waive any claim to severance pay. Furthermore, upon such resignation or termination, Mayne Pharma will have the right to purchase by written notice to O’Donnell or Virca, as the case may be, all Company securities owned by O’Donnell or Virca, including vested options, vested warrants, vested restricted stock units and the like individually held by O’Donnell and/or Virca or otherwise transferred by either of them, as the case may be, at the fair market value (as such term is defined in the Equity Holders Agreement) as of the date of such resignation or termination.

The Equity Holders Agreement terminates if (i) the Company receives an adjudication of bankruptcy, the Company executes an assignment for the benefit of creditors, a receiver is appointed for the Company or the Company is voluntarily or involuntarily dissolved or (ii) the Company, HPLLC and Mayne Pharma expressly agree in writing. Additionally, certain limited provisions of the Equity Holders Agreement terminate at such time as the Mayne Pharma Group collectively owns less than ten percent (10%) of the Common Stock on a fully diluted basis.

Related Party Debt Forgiveness Agreement

Following the Company’s emergence from bankruptcy in August 2013, certain expenses had been incurred for officer salary, travel, legal and patent expenses. These expenses, totaling $639,768, were paid by HPLLC on behalf of the Company. This debt was forgiven pursuant to a Debt Forgiveness Agreement, dated June 24, 2014 (the “Debt Forgiveness Agreement”), which was entered into by the Company and HPLLC as a condition of closing of the Mayne Purchase Agreement and was accounted for as a capital transaction due to the related party nature of the agreement. Pursuant to the Debt Forgiveness Agreement, HPLLC waived, canceled and forgave payment from the Company of the aforementioned $639,768 of indebtedness previously advanced by HPLLC to the Company in exchange for 2,530,227 shares of Common Stock, 71,636 shares of Series A Preferred Stock (the “Debt Forgiveness Series A Shares”) and a warrant (the “Debt Forgiveness Warrant”) to purchase 10,250,569 shares of Common Stock. The Debt Forgiveness Series A Shares together with Series A Preferred Shares previously issued to HPLLC converted into 82,156,842 shares of Common Stock on August 14, 2014 pursuant to the terms of the Equity Holders Agreement and in accordance the with the terms of the Series A Preferred Stock. The Debt Forgiveness Warrant may be exercised by HPLLC at an exercise price of $0.0878 per share at any time, from time to time, prior to the expiration of the Debt Forgiveness Warrant on June 24, 2019.